Related parties (Details Narrative) - BRL (R$)							12 Months Ended
	Jul. 14, 2024	May 02, 2024	Aug. 02, 2021	Oct. 30, 2019	Sep. 06, 2018	Apr. 25, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities							R$ 1,065,746,000	R$ 978,336,000	R$ 874,569,000	R$ 769,525,000
Lease Agreements 1 [Member]
IfrsStatementLineItems [Line Items]
Lease term					20 years		20 years
Lease Agreements 1 [Member] | R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Lease expenses			R$ 40,000	R$ 12,000
Lease Agreements 1 [Member] | U N I V A C O Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Related parties amount paid							R$ 3,752	3,633	3,582
Renewal term							20 years
Lease Agreements 1 [Member] | I E S V A P Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease term						20 years
Related parties amount paid							R$ 5,435	5,244	5,170
Renewal term						20 years
Description of lease term						The lease agreement is for an amount equal to 7.5% of the monthly revenue of IESVAP until June 2021. From July 2021, the monthly amount should be equal to the amount paid in the first semester of 2021 and thereafter adjusted annually by the inflation rate (IGP-M). The lease agreement is for an initial term of 20 years and is renewable for an additional 20 years subject to the provisions of the lease agreement.
Lease Agreements 1 [Member] | Instituto Tocantinense Presidente Antonio Carlos S A [Member] | R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities							83,992	84,102
Related parties amount paid							13,926	13,453	13,254
Percentage of revenue					7.50%
Lease Agreements 1 [Member] | Institutode Ensino Superior Presidente Trancredode Almeida Neves S A [Member] | R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Description of lease term	The lease agreement is for a monthly amount payable equal to R$114.5, with a grace period of 12 months, extended by an additional six months. The monthly amount payable should be adjusted annually by the inflation rate (IPCA). The lease agreement is for a term of 20 years.	The rent agreement is for a monthly amount payable equal to R$4, adjusted annually by the inflation rate (IGP-M). The rent agreement is for a term of one year and is renewable for an additional term of three years.	(i) up to June 2022, R$40; (ii) from July 2022 until December 2028, 6.5% of the monthly revenue of ITPAC Garanhuns during the prior semester, adjusted in accordance with the provisions of the lease agreement; and (iii) from January 2029 on, the monthly amount should be adjusted annually by the inflation rate (IPCA). The lease agreement is for a term of 20 years.	(i) R$12 until December 2020; (ii) from January 2021 to December 2025, 6.5% of the monthly revenue of IPTAN during the prior semester; (iii) from January 2026, the monthly amount should be equal to the amount paid in the second semester of 2025; and (iv) from January 2027 thereon, the monthly amount should be adjusted annually by the inflation rate (IPCA). The lease agreement is for a term of 20 years and is renewable for an additional 20 years.
Lease Agreements 2 [Member] | Instituto Tocantinense Presidente Antonio Carlos S A [Member] | R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities							65,328	63,989
Related parties amount paid							8,881	8,568	7,615
Lease Agreements 3 [Member] | Instituto Tocantinense Presidente Antonio Carlos S A [Member] | R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities							15,962	9,743
Related parties amount paid							2,136	1,338	1,111
Lease Agreements 4 [Member] | Instituto Tocantinense Presidente Antonio Carlos S A [Member] | R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities							26,326	17,556
Related parties amount paid							3,664	2,199	R$ 1,159
Lease Agreements 5 [Member] | U N I V A C O Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities							22,802	22,818
Lease Agreements 5 [Member] | I E S V A P Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities							35,475	35,112
Lease Agreements 5 [Member] | Instituto Tocantinense Presidente Antonio Carlos S A [Member] | R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities							R$ 10,905	R$ 9,383